Deferred Tax Liabilities (Details) - Schedule of Deferred Tax Liabilities - MYR (RM)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Schedule of Deferred Tax Liabilities [Abstract]
DEFERRED TAX LIABILITIES	RM 18,348,654	RM 18,113,481
(Reversal)/Recognised in profit or loss	(13,164,961)	235,172
DEFERRED TAX LIABILITIES	RM 5,183,693	RM 18,348,653